Eaton Vance

Short Duration Inflation-Protected Income Fund

July 31, 2020 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation and in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of the Portfolio in which it invests. At July 31, 2020, the Fund owned 0.8% of the Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2020 is set forth below.

Eaton Vance

Short Duration Inflation-Protected Income Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Investment in Affiliated Portfolio — 28.4%

Description		Value
Senior Debt Portfolio (identified cost, $47,283,897)		$45,569,336

Total Investment in Affiliated Portfolio (identified cost $47,283,897)		$45,569,336

U.S. Treasury Obligations — 52.2%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 1/15/22(1)	$4,531	$4,610,429
0.125%, 4/15/22(1)	9,488	9,672,515
0.125%, 7/15/22(1)	1,115	1,145,931
0.125%, 1/15/23(1)	11,108	11,456,525
0.125%, 10/15/24(1)	3,997	4,243,415
0.125%, 4/15/25(1)	5,459	5,816,063
0.25%, 1/15/25(1)	7,578	8,084,895
0.375%, 7/15/23(1)	1,102	1,157,718
0.50%, 4/15/24(1)	8,133	8,642,855
0.625%, 4/15/23(1)	9,290	9,734,194
0.625%, 1/15/24(1)	12,087	12,855,866
2.375%, 1/15/25(1)	5,441	6,329,557

Total U.S. Treasury Obligations (identified cost $80,010,575)		$83,749,963

Corporate Bonds & Notes — 0.4%
Security	Principal Amount (000’s omitted)	Value
Macy’s Retail Holdings, Inc.
4.375%, 9/1/23	$825	$668,250

Total Corporate Bonds & Notes (identified cost $855,858)		$668,250

Commercial Mortgage-Backed Securities — 1.5%
Security	Principal Amount (000’s omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.605%, 8/15/46(2)(3)	$830	$683,213
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.285%, 8/10/50(2)(3)	455	353,500
Series 2015-CR22, Class D, 4.244%, 3/10/48(2)(3)	1,000	842,003

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust
Series 2017-MTL6, Class A, 1.095%, (1 mo. USD LIBOR + 0.92%), 8/15/34(2)(4)	$593	$581,749

Total Commercial Mortgage-Backed Securities (identified cost $2,936,547)		$2,460,465

Collateralized Mortgage Obligations — 0.8%
Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M2, 2.222%, (1 mo. USD LIBOR + 2.05%), 7/25/49(2)(4)	$325	$313,468
Federal National Mortgage Association Connecticut Avenue Securities
Series 2018-C06, Class 1M2, 2.172%, (1 mo. USD LIBOR + 2.00%), 3/25/31(4)	318	307,386
Series 2019-R02, Class 1M2, 2.472%, (1 mo. USD LIBOR + 2.30%), 8/25/31(2)(4)	601	596,442

		$903,828

Total Collateralized Mortgage Obligations (identified cost $1,108,376)		$1,217,296

Asset-Backed Securities — 15.9%
Security	Principal Amount (000’s omitted)	Value
American Credit Acceptance Receivables Trust
Series 2017-1, Class D, 3.54%, 3/13/23(2)	$3,534	$3,551,039
ARI Fleet Lease Trust
Series 2018-B, Class A2, 3.22%, 8/16/27(2)	84	85,115
Avant Loans Funding Trust
Series 2019-A, Class A, 3.48%, 7/15/22(2)	192	191,655
Series 2019-B, Class A, 2.72%, 10/15/26(2)	760	762,022
CarMax Auto Owner Trust
Series 2017-2, Class A3, 1.93%, 3/15/22	260	260,694
Chesapeake Funding Il, LLC
Series 2017-3A, Class A1, 1.91%, 8/15/29(2)	288	289,009
Series 2017-4A, Class A1, 2.12%, 11/15/29(2)	1,498	1,508,639
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/22	333	334,428
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	1,640	1,558,502
Consumer Loan Underlying Bond Credit Trust
Series 2018-P3, Class A, 3.82%, 1/15/26(2)	191	192,572
Series 2018-P3, Class B, 4.32%, 1/15/26(2)	146	146,806
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class C, 3.48%, 10/15/26(2)	1,609	1,631,097
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/22(2)	686	691,140
Series 2018-1, Class C, 3.22%, 3/15/23	20	20,426
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(2)	588	594,238
FREED ABS Trust
Series 2019-2, Class A, 2.62%, 11/18/26(2)	1,314	1,314,249
Series 2020-FP1, Class A, 2.52%, 3/18/27(2)	630	629,723

Security	Principal Amount (000’s omitted)	Value
GM Financial Automobile Leasing Trust
Series 2018-1, Class C, 3.11%, 12/20/21	$810	$813,238
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(2)	1,023	1,022,652
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/27(2)	778	781,412
Marlette Funding Trust
Series 2018-1A, Class C, 3.69%, 3/15/28(2)	244	243,633
Series 2019-2A, Class A, 3.13%, 7/16/29(2)	792	800,264
MVW, LLC
Series 2020-1A, Class A, 1.74%, 10/20/37(2)	129	132,287
OneMain Financial Issuance Trust
Series 2016-1A, Class B, 4.57%, 2/20/29(2)	131	131,203
Series 2017-1A, Class A1, 2.37%, 9/14/32(2)	722	724,819
OSCAR US Funding X, LLC
Series 2019-1A, Class A2, 3.10%, 4/11/22(2)	690	694,145
Small Business Lending Trust
Series 2020-A, Class A, 2.62%, 12/15/26(2)	696	678,192
Series 2020-A, Class B, 3.20%, 12/15/26(2)	249	222,805
Sofi Consumer Loan Program, LLC
Series 2017-5, Class A2, 2.78%, 9/25/26(2)	341	344,523
Series 2017-6, Class A2, 2.82%, 11/25/26(2)	509	512,781
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(2)	981	1,031,157
TCF Auto Receivables Owner Trust
Series 2016-PT1A, Class A, 1.93%, 6/15/22(2)	184	183,908
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/21(2)	1,062	1,075,173
Series 2020-A, Class A3, 0.68%, 12/20/23(2)(5)	164	163,967
Series 2020-A, Class A4, 0.78%, 12/20/23(2)(5)	104	103,975
Upgrade Receivables Trust
Series 2018-1A, Class B, 4.53%, 11/15/24(2)	280	279,771
Series 2019-2A, Class A, 2.77%, 10/15/25(2)	208	208,256
Vantage Data Centers Issuer, LLC
Series 2018-1A, Class A2, 4.072%, 2/16/43(2)	1,073	1,114,851
Series 2019-1A, Class A2, 3.188%, 7/15/44(2)	319	327,650
Verizon Owner Trust
Series 2017-2A, Class C, 2.38%, 12/20/21(2)	145	145,469

Total Asset-Backed Securities (identified cost $25,568,964)		$25,497,485

Short-Term Investments — 0.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(6)	1,185,577	$1,185,458

Total Short-Term Investments (identified cost $1,185,458)		$1,185,458

Total Investments — 100.0% (identified cost $158,949,675)		$160,348,253

Other Assets, Less Liabilities — (0.0)%(7)		$(18,586)

Net Assets — 100.0%		$160,329,667

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $27,439,074 or 17.1% of the Fund’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2020.

(4)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(5)	When-issued security.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

(7)	Amount is less than (0.05)%.

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD 4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.454% (pays upon termination)	3/24/26	$234,396
USD 4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.655% (pays upon termination)	3/27/25	133,736
USD 5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.404% (pays upon termination)	3/6/25	(25,064)

						$343,068

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Depreciation
Bank of America, N.A.	$5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.965% (pays upon termination)	5/8/22	$(125,245)
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	(63,915)
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	(60,455)
Bank of America, N.A.	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.856% (pays upon termination)	1/9/24	(223,285)
Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	(121,342)
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	(363,146)
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	(198,876)
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.763% (pays upon termination)	1/2/24	(116,910)

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Depreciation
Goldman Sachs International	$7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.890% (pays upon termination)	12/21/23	$(186,752)
Goldman Sachs International	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.783% (pays upon termination)	12/28/23	(135,888)

							$(1,595,814)

Abbreviations:

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $1,185,458, which represents 0.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$1,455,763	$69,503,905	$(69,777,405)	$ 3,467	$(272)	$1,185,458	$21,948	1,185,577

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investment in Affiliated Portfolio	$45,569,336	$—	$—	$45,569,336
U.S. Treasury Obligations	—	83,749,963	—	83,749,963
Corporate Bonds & Notes	—	668,250	—	668,250
Commercial Mortgage-Backed Securities	—	2,460,465	—	2,460,465
Collateralized Mortgage Obligations	—	1,217,296	—	1,217,296
Asset-Backed Securities	—	25,497,485	—	25,497,485
Short-Term Investments	—	1,185,458	—	1,185,458
Total Investments	$45,569,336	$114,778,917	$—	$160,348,253
Swap Contracts	$—	$368,132	$—	$368,132
Total	$45,569,336	$115,147,049	$—	$160,716,385

Liability Description
Swap Contracts	$—	$(1,620,878)	$—	$(1,620,878)
Total	$—	$(1,620,878)	$—	$(1,620,878)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at July 31, 2020 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.